Note 8 - Contract Liabilities - Changes in Contract Liability (Details) - CAD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019
Statement Line Items [Line Items]
Balance	$ 192,958	$ 217,259	$ 230,175
Amounts invoices and revenue deferred	37,569	86,633	115,146
Recognition of deferred revenue	(56,806)	(73,717)	(152,363)
Balance	$ 173,721	$ 230,175	$ 192,958